Related Party Transactions - Additional Information (Details)						1 Months Ended			12 Months Ended
	Oct. 26, 2021 USD ($)	Mar. 12, 2021 USD ($) shares	Feb. 11, 2021 USD ($)	Dec. 23, 2020 shares	Dec. 08, 2020 USD ($) shares	Feb. 28, 2022 USD ($)	May 31, 2021 USD ($)	Jan. 31, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Aug. 24, 2021 USD ($)	Jan. 26, 2021 USD ($) shares	Feb. 03, 2020 USD ($) shares	Dec. 31, 2019 shares	Mar. 21, 2019 USD ($) shares	Nov. 13, 2017 USD ($) shares
Related Party Transaction [Line Items]
Common stock, shares outstanding | shares									4,039,535	3,427,555
Due to Related Parties, Current									$ 2,513,347	$ 1,313,062
Selling and Marketing Expense									$ 22,721,423	$ 8,327,910
Common Stock, Shares, Issued | shares									4,039,535	3,427,555
Common Stock, Value, Issued									$ 404	$ 343
Change in fair value of derivative liability									$ 208,000	0
ECP Environmental Growth Opportunities Corp [Member]
Related Party Transaction [Line Items]
Gross proceeds of shares issued			$ 345,000,000
Stock split ratio				0.833
Aggregate founder shares forfeited | shares									1,125,000
Sale price of common stock per share | $ / shares									$ 12.00
Sale of common stock per share trading days									20 days
Trading day period									30 days
Initial business combination period									150 days
Payment made to an affiliate of sponsor									$ 10,000
Amount payable to sponsor for reimbursement miscellaneous expenses									0
Proceeds from the issuance of warrants									9,400,000
Preferred Stock, Value, Issued									$ 0	$ 0
Preferred stock, shares issued | shares									0	0
ECP Environmental Growth Opportunities Corp [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Gross proceeds of shares issued			$ 6,900,000
Proceeds from the issuance of warrants									$ 9,400,000
Unsecured Debt [Member] | ECP Environmental Growth Opportunities Corp [Member]
Related Party Transaction [Line Items]
Principal amount									$ 1,500,000
Note convertible price | $ / shares									$ 1.50
Debt Instrument, Collateral Amount									$ 499,702
Convertible Promissory Note [Member] | Fast Radius [Member] | Prior to OctoberTwenty Six Two Thousand and Twenty Two [Member]
Related Party Transaction [Line Items]
Debt instrument percentage of convertible conversion price	90.00%
Convertible Promissory Note [Member] | Fast Radius [Member] | On or After OctoberTwenty Six Two Thousand and Twenty Two [Member]
Related Party Transaction [Line Items]
Debt instrument percentage of convertible conversion price	80.00%
Convertible Promissory Note [Member] | Note Purchase Agreement [Member] | Fast Radius [Member]
Related Party Transaction [Line Items]
Principal amount	$ 7,000,000.0
Debt instrument maturity date	Oct. 26, 2023
Debt instrument stated percentage	6.00%
Cumulative aggregate gross proceeds on sale of preferred equity	$ 40,000,000.0
Note purchase agreement cash payment basis	ECP Holdings will be entitled to a cash payment equal to the greater of (A) two times the outstanding principal amount of the ECP Note plus all accrued and unpaid interest and (B) the amount that would be received in such Acquisition transaction if the outstanding principal amount of the ECP Note, plus all accrued and unpaid interest, were converted into Fast Radius common equity immediately prior to the closing of such Acquisition at the applicable conversion price.
Energy Capital Partners Management, LP | Maximum [Member] | ECP Environmental Growth Opportunities Corp [Member]
Related Party Transaction [Line Items]
Related party transaction, agreed loan amount												$ 300,000
Administrative Services Agreement | ECP Environmental Growth Opportunities Corp [Member]
Related Party Transaction [Line Items]
Expenses related to administrative support services									107,143
United Parcel Service [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current									2,500,000	$ 1,300,000
Selling and Marketing Expense									$ 1,200,000	800,000
United Parcel Service [Member] | Revenue Benchmark [Member]
Related Party Transaction [Line Items]
Percentage of equity royalties allotted for the service provided									6.00%
United Parcel Service [Member] | Warehouse Rental Agreement [Member]
Related Party Transaction [Line Items]
Operating lease, payments									$ 66,700,000	65,700,000
United Parcel Service [Member] | Shipping Service Agreement [Member] | Shipping and Handling [Member]
Related Party Transaction [Line Items]
Related Party Costs									1,000,000.0	500,000
United Parcel Service [Member] | SubLeaseAgreement [Member] | Office Space [Member]
Related Party Transaction [Line Items]
Operating lease, payments									7,300,000	$ 6,700,000
Energize Venture Fund Iron Spring Venture Fund [Member]
Related Party Transaction [Line Items]
Principal amount	$ 7,000,000.0
Debt instrument stated percentage	6.00%
Preferred Stock, Value, Issued																$ 4,000,000.0
Common Stock, Shares, Issued | shares													1,371,428
Common Stock, Value, Issued													$ 4,800,000
Debt Instrument, Interest Rate, Effective Percentage	16.00%
Interest Expense, Debt									200,000
Change in fair value of derivative liability									1,300,000
Warrants Issued | shares		140,000
Energize Venture Fund Iron Spring Venture Fund [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Principal amount		$ 7,600,000									$ 3,000,000.0
Debt instrument stated percentage		6.00%									6.00%
Debt Instrument, Interest Rate, Effective Percentage		58.00%									17.00%
Interest Expense, Debt		$ 1,400,000							100,000
Change in fair value of derivative liability		$ 2,500,000							600,000
Palantir [Member]
Related Party Transaction [Line Items]
Operating leases, future minimum payments due						$ 10,100,000
Operating lease, payments						$ 9,400,000
Related party transaction, amounts of transaction							$ 50,000
Palantir [Member] | Master Subscription Agreement [Member]
Related Party Transaction [Line Items]
Operating Lease, Right-of-Use Asset							$ 45,000,000.0
Palantir [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Proceeds from the issuance of warrants									$ 75,000,000.0
Class of warrants or rights warrants issued issue price per warrant | $ / shares									$ 10.00
Class of warrants or rights warrants issued during the period units | shares									7,500,000
Class B Common Stock | ECP Environmental Growth Opportunities Corp [Member]
Related Party Transaction [Line Items]
Reverse stock split, description									6-for-5 reverse stock split
Common stock, shares outstanding | shares									8,625,000	8,625,000
Common Stock, Shares, Issued | shares									8,625,000	8,625,000
Common Stock, Value, Issued									$ 863	$ 863
Class B Common Stock | Tracy McKibben | ECP Environmental Growth Opportunities Corp [Member]
Related Party Transaction [Line Items]
Number of shares transferred to founder by sponsor | shares								35,000
Class B Common Stock | Kathryn E. Coffey | ECP Environmental Growth Opportunities Corp [Member]
Related Party Transaction [Line Items]
Number of shares transferred to founder by sponsor | shares								35,000
Class B Common Stock | Richard Burke | ECP Environmental Growth Opportunities Corp [Member]
Related Party Transaction [Line Items]
Number of shares transferred to founder by sponsor | shares								35,000
Class B Common Stock | David Lockwood | ECP Environmental Growth Opportunities Corp [Member]
Related Party Transaction [Line Items]
Number of shares transferred to founder by sponsor | shares								35,000
Class B Common Stock | Founder Shares
Related Party Transaction [Line Items]
Stock split ratio									0.833
Class B Common Stock | Founder Shares | ECP Environmental Growth Opportunities Corp [Member]
Related Party Transaction [Line Items]
Gross proceeds of shares issued					$ 25,000
Shares issued | shares					8,625,000
Reverse stock split, description									6-for-5 reverse stock split
Common stock, shares outstanding | shares				7,187,500								8,625,000
Series Seed | United Parcel Service [Member]
Related Party Transaction [Line Items]
Preferred Stock, Value, Issued									$ 600,000	600,000
Series Seed 1 | United Parcel Service [Member]
Related Party Transaction [Line Items]
Preferred Stock, Value, Issued									1,800,000	1,800,000
Series A-2 | United Parcel Service [Member]
Related Party Transaction [Line Items]
Preferred Stock, Value, Issued									1,000,000.0	1,000,000.0
Series B Preferred Stock | United Parcel Service [Member]
Related Party Transaction [Line Items]
Preferred Stock, Value, Issued									35,000,000.0	35,000,000.0
Preferred stock, shares issued | shares														14,924
Series B Preferred Stock | Energize Venture Fund Iron Spring Venture Fund [Member]
Related Party Transaction [Line Items]
Preferred Stock, Value, Issued													$ 6,000,000.0		$ 10,000,000.0
Preferred stock, shares issued | shares													444,773		741,289
Series B Preferred Stock | Ironspring Venture Fund I, LP ("Ironspring") [Member]
Related Party Transaction [Line Items]
Preferred Stock, Value, Issued									$ 2,000,000	$ 2,000,000
Preferred stock, shares issued | shares													148,256
Series A 1 Preferred Stock | Energize Venture Fund Iron Spring Venture Fund [Member]
Related Party Transaction [Line Items]
Preferred stock, shares issued | shares																3,994,445
Series A 3 Preferred Stock | Energize Venture Fund Iron Spring Venture Fund [Member]
Related Party Transaction [Line Items]
Preferred Stock, Value, Issued															$ 3,000,000.0
Preferred stock, shares issued | shares																1,835,099